Changes in Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, tax			¥ 2,265
Net unrealized gains on investment in securities, tax	(7,933)	(2,820)	(2,379)
Reclassification adjustment included in net income, tax	1,997	1,463	(3,289)
Defined benefit pension plans, tax	(2,589)	1,807	1,339
Reclassification adjustment included in net income, tax	(138)	33	88
Foreign currency translation adjustments, tax	(5,254)	(335)	245
Reclassification adjustment included in net income, tax	(1,971)	0	(31)
Net unrealized losses on derivative instruments, tax	286	450	488
Reclassification adjustment included in net income, tax	¥ (328)	¥ 198	¥ (150)